Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue

The Company began accounting for revenue in accordance with ASC 606, which we adopted beginning January 1, 2018, using the modified retrospective method. The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. As a result of the adoption of ASC 606, the Company has recorded contract assets and contract liabilities.

Pursuant to ASC 606, we apply the following the five-step model:

1.	Identify the contract(s) with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods to be transferred and identifies the payment terms related to these goods, (ii) the contract has commercial substance and, (iii) we determine that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

2.	Identify the performance obligation(s) in the contract. If a contract promises to transfer more than one good or service to a customer, each good or service constitutes a separate performance obligation if the good or service is distinct or capable of being distinct.

3.	Determine the transaction price. The transaction price is the amount of consideration to which the entity expects to be entitled in exchanging the promised goods or services to the customer.

4.	Allocate the transaction price to the performance obligations in the contract. For a contract that has more than one performance obligation, an entity should allocate the transaction price to each performance obligation in an amount that depicts the amount of consideration to which an entity expects to be entitled in exchange for satisfying each performance obligation.

5.	Recognize revenue when (or as) the Company satisfies a performance obligation. For each performance obligation, an entity should determine whether the entity satisfies the performance obligation at a point in time or over time. Appropriate methods of measuring progress include output methods and input methods.

The Company recognizes revenue primarily from the following types of contracts:

Product sales

Product sales include devices and applicators (new and refurbished). Product sales revenue is recognized at the point in time where the customer obtains control of the goods and the Company satisfies its performance obligation, which is generally at the time the Company ships the product to the customer.

Licensing transactions

Licensing transaction include distribution licenses and intellectual property licenses. The Company’s licenses are primarily symbolic licenses, with no significant stand-alone functionality. Symbolic licensing fee revenue is recognized over the time period that the Company satisfies its performance obligations, which is generally the term of the licensing agreement.

Other activities

Other activities primarily include warranties, repairs and billed freight. Device product sales are bundled with an initial one-year warranty and the Company offers a separately priced second-year warranty. The Company allocates the device sales price to the product and the embedded warranty by reference to the stand-alone extended warranty price. Because the warranty represents a stand-ready obligation, revenue is recognized over the time period that the Company satisfies its performance obligations, which is generally the warranty term. Repairs (parts and labor) and billed freight revenue are recognized at the point in time that the service is performed, or the product is shipped, respectively.

Disaggregation of Revenue

The disaggregation of revenue is based on geographical region. The following table presents revenue from contracts with customers for the three months ended March 31, 2019 and 2018:

	Three months ended March 31, 2019			Three months ended March 31, 2018
	United States	International	Total	United States	International	Total

Product	$17,678	$46,887	$64,565	$116,447	$122,121	$238,568
License fees	6,250	100,000	106,250	6,250	77,866	84,116
Other Revenue	-	7,148	7,148	-	21,588	21,588
	$23,928	$154,035	$177,963	$122,697	$221,575	$344,272

Management routinely assesses the financial strength of its customers and, as a consequence, believes accounts receivable are stated at the net realizable value and credit risk exposure is limited. Three distributors accounted for 58%, 11% and 10% of revenues for the three months ended March 31, 2019 and 39%, 5% and 0% of accounts receivable at March 31, 2019. Four distributors accounted for 4%, 27%, 18% and 34% of revenues for the three months ended March 31, 2018. Three distributors and partners accounted for 24%, 60% and 7% of accounts receivable at December 31, 2018.

The Company began accounting for revenue in accordance with ASC 606, which we adopted beginning January 1, 2018, using the modified retrospective method (see Note 2). The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

Pursuant to ASC 606, we apply the following the five-step model:

1.	Identify the contract(s) with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods to be transferred and identifies the payment terms related to these goods, (ii) the contract has commercial substance and, (iii) we determine that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

2.	Identify the performance obligation(s) in the contract. If a contract promises to transfer more than one good or service to a customer, each good or service constitutes a separate performance obligation if the good or service is distinct or capable of being distinct.

3.	Determine the transaction price. The transaction price is the amount of consideration to which the entity expects to be entitled in exchanging the promised goods or services to the customer.

4.	Allocate the transaction price to the performance obligations in the contract. For a contract that has more than one performance obligation, an entity should allocate the transaction price to each performance obligation in an amount that depicts the amount of consideration to which an entity expects to be entitled in exchange for satisfying each performance obligation.

5.	Recognize revenue when (or as) the Company satisfies a performance obligation. For each performance obligation, an entity should determine whether the entity satisfies the performance obligation at a point in time or over time. Appropriate methods of measuring progress include output methods and input methods.

The Company recognizes revenue primarily from the following types of contracts:

Product sales

Product sales include devices and applicators (new and refurbished). Product sales revenue is recognized at the point in time where the customer obtains control of the goods and the Company satisfies its performance obligation, which is generally at the time the Company ships the product to the customer.

Licensing transactions

Licensing transaction include distribution licenses and intellectual property licenses. The Company’s licenses are primarily symbolic licenses, with no significant stand-alone functionality. Symbolic licensing fee revenue is recognized over the time period that the Company satisfies its performance obligations, which is generally the term of the licensing agreement.

Other activities

Other activities primarily include warranties, repairs and billed freight. Device product sales are bundled with an initial one-year warranty and the Company offers a separately priced second-year warranty. The Company allocates the device sales price to the product and the embedded warranty by reference to the stand-alone extended warranty price. Because the warranty represents a stand-ready obligation, revenue is recognized over the time period that the Company satisfies its performance obligations, which is generally the warranty term. Repairs (parts and labor) and billed freight revenue are recognized at the point in time that the service is performed, or the product is shipped, respectively.

Disaggregation of Revenue

The disaggregation of revenue is based on geographical region. The following table presents revenue from contracts with customers for the years ended December 31, 2018 and 2017:

	Year ended December 31, 2018			Year ended December 31, 2017
	United States	International	Total	United States	International	Total

Product	$209,842	$739,759	$949,601	$-	$456,765	$456,765
License fees	25,000	794,696	819,696	25,000	210,878	235,878
Other Revenue	-	80,763	80,763	-	45,884	45,884
	$234,842	$1,615,218	$1,850,060	$25,000	$713,527	$738,527